Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BBVA
Disclosure of transactions between related parties [line items]
Finance costs	€ 32	€ 37
Receipt of services	8	6
Purchase of goods	0	0
Other expenses	4	3
Total costs	44	46
Finance income	27	42
Dividends received	11	11
Services rendered	13	26
Sale of goods	9	3
Other income	1	2
Total revenues	61	84
Purchase of assets	0
Finance arrangements: loans and capital contributions (borrower)	568	368
Finance arrangements: loans and capital contributions (lessee)	0	0
Guarantees	169	202
Commitments	0	0
Finance arrangements: loans and capital contributions (lender)	608	595
Dividends paid	121	124
Factoring operations	€ 904	€ 643
Significant shareholder stake of the Company (as a percent)	0.66%	0.66%
La Caixa
Disclosure of transactions between related parties [line items]
Finance costs	€ 7	€ 9
Receipt of services	8	6
Purchase of goods	62	60
Other expenses	0	0
Total costs	77	75
Finance income	0	0
Services rendered	63	60
Sale of goods	49	48
Other income	0	0
Total revenues	112	108
Purchase of assets	4
Finance arrangements: loans and capital contributions (borrower)	116	368
Finance arrangements: loans and capital contributions (lessee)	5	10
Guarantees	91	104
Commitments	89	94
Finance arrangements: loans and capital contributions (lender)	675	891
Dividends paid	108	105
Factoring operations	€ 0	€ 300